Shareholder Report, Holdings (Details)	May 31, 2024
Class A | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class A | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class A | The Williams Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class A | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class A | MPLX LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class A | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class A | Kinder Morgan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Plains GP Holdings L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A | Pembina Pipeline Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Enbridge, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class A | United States Natural Gas/Natural Gas Liquids Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Class A | United States Natural Gas Gathering/Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Class A | Canada Crude Oil Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class A | United States Refined Product Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class A | Canada Natural Gas/Natural Gas Liquids Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class A | United States Crude Oil Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class A | United States Renewables and Power Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class A | United States Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class C | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class C | The Williams Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class C | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class C | MPLX LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class C | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class C | Kinder Morgan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | Plains GP Holdings L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C | Pembina Pipeline Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | Enbridge, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class C | United States Natural Gas/Natural Gas Liquids Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Class C | United States Natural Gas Gathering/Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Class C | Canada Crude Oil Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class C | United States Refined Product Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Class C | Canada Natural Gas/Natural Gas Liquids Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class C | United States Crude Oil Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class C | United States Renewables and Power Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class C | United States Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Class | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Institutional Class | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Institutional Class | The Williams Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Institutional Class | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Institutional Class | MPLX LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Institutional Class | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Institutional Class | Kinder Morgan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class | Plains GP Holdings L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class | Pembina Pipeline Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class | Enbridge, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Class | United States Natural Gas/Natural Gas Liquids Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Institutional Class | United States Natural Gas Gathering/Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Institutional Class | Canada Crude Oil Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Institutional Class | United States Refined Product Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Institutional Class | Canada Natural Gas/Natural Gas Liquids Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Institutional Class | United States Crude Oil Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Institutional Class | United States Renewables and Power Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Institutional Class | United States Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | MPLX LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class A | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class A | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class A | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A | Plains GP Holdings L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class A | The Williams Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class A | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class A | EQT Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | United States Natural Gas/Natural Gas Liquids Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Class A | United States Oil & Gas Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Class A | United States Natural Gas Gathering/Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class A | United States Natural Gas Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class A | United States Refined Product Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class A | United States Crude Oil Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class A | Canada Crude Oil Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A | United States Renewables and Power Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | United States Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class C | MPLX LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class C | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Class C | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class C | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C | Plains GP Holdings L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class C | The Williams Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class C | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class C | EQT Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | United States Natural Gas/Natural Gas Liquids Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Class C | United States Oil & Gas Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Class C | United States Natural Gas Gathering/Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class C | United States Natural Gas Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class C | United States Refined Product Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class C | United States Crude Oil Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class C | Canada Crude Oil Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class C | United States Renewables and Power Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | United States Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Institutional Class | MPLX LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Institutional Class | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Institutional Class | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class | ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class | Plains GP Holdings L.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Class | The Williams Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Class | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Institutional Class | EQT Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Class | United States Natural Gas/Natural Gas Liquids Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Institutional Class | United States Oil & Gas Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Institutional Class | United States Natural Gas Gathering/Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Institutional Class | United States Natural Gas Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Institutional Class | United States Refined Product Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Institutional Class | United States Crude Oil Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Institutional Class | Canada Crude Oil Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Class | United States Renewables and Power Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Class | United States Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class A | Clearway Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class A | ERG SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class A | NextEra Energy Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A | Dominion Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class A | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class A | Neoen SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class A | ReNew Energy Global PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class A | Exelon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class A | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A | Avista Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class A | United States Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Class A | United States Renewable Power Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Class A | United Kingdom Renewable Power Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class A | Italy Renewable Power Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class A | Hong Kong Renewable Power Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A | France Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class A | India Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class A | Canada Renewable Power Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A | Italy Electricity Transmission Operators [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class A | Portugal
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A | China
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class A | India
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Institutional Class | Clearway Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Institutional Class | ERG SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Institutional Class | NextEra Energy Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Class | Dominion Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Institutional Class | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Institutional Class | Neoen SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class | ReNew Energy Global PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class | Exelon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class | Avista Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Institutional Class | United States Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Institutional Class | United States Renewable Power Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Institutional Class | United Kingdom Renewable Power Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Institutional Class | Italy Renewable Power Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Institutional Class | Hong Kong Renewable Power Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Class | France Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class | India Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class | Canada Renewable Power Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Institutional Class | Italy Electricity Transmission Operators [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Institutional Class | United States
Holdings [Line Items]
Percent of Net Asset Value	39.40%
Institutional Class | Italy
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Institutional Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Institutional Class | Portugal
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Class | China
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Class | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class | India
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Institutional Class | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.30%